Other income	12 Months Ended
Dec. 31, 2017
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Other income

Note 25 - Other income

	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015
Gains on sale of assets held for sale, fixed assets and investments in associates and joint ventures	398	233	97
Recovery of expenses	254	331	210
Reversal of provisions	201	156	455
Program for Cash or Installment Payment of Federal Taxes	—	13	65
Other	906	649	452

Total	1,759	1,382	1,279